Exhibit 99.1

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance
Class A-1	36162W AA5	0.26000%	171,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36162W AB3	0.50000%	218,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-3	36162W AC1	0.69000%	181,000,000.00	5,523,111.23	5,523,111.23	3,175.79	5,526,287.02	0.00
Class A-4	36162W AD9	0.90000%	139,450,000.00	139,450,000.00	139,450,000.00	104,587.50	139,554,587.50	0.00
Class B	36162W AE7	1.23000%	28,457,000.00	28,457,000.00	28,457,000.00	29,168.43	28,486,168.43	0.00
Class C	36162W AF4	1.54000%	28,457,000.00	28,457,000.00	28,457,000.00	36,519.82	28,493,519.82	0.00
TOTALS			766,364,000.00	201,887,111.23	201,887,111.23	173,451.54	202,060,562.77	0.00

Factor Information per $1,000 of Original Face Value

		Beginning				Ending Principal
Class	CUSIP	Principal Factor	Principal	Interest	Total	Factor

Class A-1	36162W AA5	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36162W AB3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-3	36162W AC1	30.5144267	30.5144267	0.0175458	30.5319725	0.0000000
Class A-4	36162W AD9	1000.0000000	1000.0000000	0.7500000	1,000.7500000	0.0000000
Class B	36162W AE7	1000.0000000	1000.0000000	1.0250002	1,001.0250002	0.0000000
Class C	36162W AF4	1000.0000000	1000.0000000	1.2833335	1,001.2833335	0.0000000
TOTALS		263.4350142	263.4350142	0.2263305	263.6613447	0.0000000

Factor Information per $1,000 of Original Face Value – Fees
Servicing Fee	0.2087858
Servicer Advances	0.0000000
Administration Fees	0.0003262

1

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Funding of the Collection Account

(i)	Principal Payments Received on Loans	9,342,727.30

(ii)	Interest Payments Received on Loans	881,490.15

(iii)	Payments Received on Leases	2,574,146.67

(iv)	Recoveries	7,532.06

(v)	Purchase Amount of Receivables and related Equipment that became Purchased Receivables during the related Collection Period pursuant to the Receivables Purchase and Sale Agreement	248,785,360.36

(vi)	Investment Earnings	1,416.27

(vii)	Servicing Advances	0.00

(viii)	Available Amounts	261,592,672.81

(ix)	Draws on the Reserve Account	0.00

(x)	Total Cash Available in the Collection Account	261,592,672.81

2

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Account		261,592,672.81

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	160,005.92
	Total amount due	160,005.92
	Total amount paid	160,005.92
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		160,005.92

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		160,005.92

	Total funds in the Note Distribution Account available for distribution		261,432,666.89

3

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	500.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	107,763.29

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	29,168.43

6.	Class A & B Note Principal where Class A & B Note balance exceeds Aggregate Receivable Value	0.00

7.	Class C Note Interest Payment	36,519.82

8.	Principal Payments on the Notes
	(i) Class A Note Principal	144,973,111.23
	(ii) Class B Note Principal	28,457,000.00
	(iii) Class C Note Principal	28,457,000.00

9.	50% of Excess Spread Amount as Principal on Notes	0.00

10.	Deposit to the Reserve Account, if any	0.00

11.	Previously unpaid trustee fees and expenses	0.00

12.	Released to Issuer	59,371,354.12

4

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	3,175.79
Interest Paid	3,175.79
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	104,587.50
Interest Paid	104,587.50
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	29,168.43
Interest Paid	29,168.43
Cumulative Interest Shortfall Amount	0.00

Class C Interest Payment Amount

Interest Payment Due	36,519.82
Interest Paid	36,519.82
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	0.00
Class A-2 Principal Paid	0.00
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		0.00

Class A-3 Principal Payment Amount
Class A-3 Principal Due	5,523,111.23
Class A-3 Principal Paid	5,523,111.23
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	0.00
Class A-3 Total Principal Payment Amount		5,523,111.23

Class A-4 Principal Payment Amount
Class A-4 Principal Due	139,450,000.00
Class A-4 Principal Paid	139,450,000.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		139,450,000.00

Class B Principal Payment Amount
Class B Principal Due	28,457,000.00
Class B Principal Paid	28,457,000.00
Class B Reallocated Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		28,457,000.00

Class C Principal Payment Amount
Class C Principal Due	28,457,000.00
Class C Principal Paid	28,457,000.00
Class C Turbo Principal Paid	0.00
Class C Total Principal Payment Amount		28,457,000.00

6

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		9,880,902.83	N/A	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Balance	790,472,226.61

Required Reserve Account Amount		15,809,444.53	N/A	2.00%

Opening Reserve Account Balance		15,809,444.53	N/A	2.00%
Withdrawals from the Reserve Account		0.00	N/A	0.00%
Available Reserve Account Amount		15,809,444.53	N/A	2.00%

Deposits to the Reserve Account		0.00	N/A	0.00%

Releases from the Reserve Account		15,809,444.53	N/A	2.00%

Ending Reserve Account Balance		0.00	N/A	0.00%

Ending Reserve Account Deficiency		0.00	N/A	0.00%

Please note Reserve Account Investment Earnings of 1,371.18 have been deposited into Collection

7

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Collateral Activity

Beginning Aggregate Receivable Balance	256,009,479.11	Overcollateralization:
Principal Collections on Loans	9,342,727.30	Ending Aggregate Receivable Balance	0.00
Lease Value Payments	2,221,295.59	Ending Outstanding Principal Balance of Notes	0.00
Gross Charge-offs	388,433.86	Ending Overcollateralization Amount	0.00
Purchase Amount	244,035,111.47
Adjustments	21,910.89
Ending Aggregate Receivable Balance	0.00

Aging Summary

	Number of Accounts	Aggregate Receivable Value
Current	0	0.00
31 - 60 Days Past Due	0	0.00
61 - 90 Days Past Due	0	0.00
91 - 120 Days Past Due	0	0.00
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	0	0.00
181 or more Days Past Due	0	0.00
Total	0	0.00

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time Receivables became defaulted)	13,813,305.44	537,411.24	14,350,716.68	1.8155%

Charge-offs	3,312,967.40	376,258.84	3,689,226.24	0.4667%

Recoveries	368,069.39	7,532.06	375,601.45	0.0475%

8

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

12/24/2015	0		0		0		0		0		0		0
		0.00		0.00		0.00		0.00		0.00		0.00		0.00

11/24/2015	46		4		5		0		1		8		64
		2,601,186.29		308,744.78		181,851.07		0.00		38,252.38		1,207,816.01		4,337,850.53

10/26/2015	22		3		1		3		0		9		38
		1,076,035.14		18,074.71		148,547.01		116,910.42		0.00		1,238,138.91		2,597,706.19

09/24/2015	15		21		8		3		2		7		56
		437,369.28		900,966.35		745,058.46		323,451.46		240,155.18		997,983.73		3,644,984.46

08/24/2015	24		0		4		6		6		8		48
		1,391,824.53		0.00		414,503.86		535,126.36		627,492.15		2,874,818.36		5,843,765.26

07/24/2015	21		6		7		8		1		8		51
		1,269,226.77		444,483.84		415,157.71		806,190.00		66,571.22		3,158,868.61		6,160,498.15

06/24/2015	24		7		13		2		0		11		57
		1,407,288.15		455,087.64		1,066,080.46		68,810.14		0.00		3,856,830.17		6,854,096.56

05/26/2015	29		11		5		4		4		9		62
		1,588,529.11		644,060.26		211,990.08		358,345.39		2,931,804.08		982,092.17		6,716,821.09

04/24/2015	19		5		5		5		3		8		45
		960,037.04		291,501.39		378,931.99		2,965,521.52		631,754.45		479,671.09		5,707,417.48

03/24/2015	34		7		8		6		3		12		70
		2,246,095.93		485,205.35		3,202,121.85		715,116.63		219,988.17		590,752.07		7,459,280.00

02/24/2015	10		19		11		3		1		13		57
		877,910.39		2,045,607.05		2,912,128.02		236,484.03		6,691.84		911,016.27		6,989,837.60

01/26/2015	23		6		4		2		2		24		61
		3,742,190.81		699,435.04		250,269.16		40,847.06		130,562.61		1,124,032.07		5,987,336.75

9

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Historical Detail

Performance Data

Payment Date	Defaulted Receivables	Charge-offs	Recoveries	Purchased Amounts	Aggregate Receivable Value	Ending Overcollateralization	Lifetime CPR

12/24/2015	14,350,716.68	3,689,226.24	375,601.45	2,053,823.03	0.00	0.00	9.25%

11/24/2015	13,813,305.44	3,312,967.40	368,069.39	2,053,823.03	256,009,479.11	54,122,367.88	9.33%

10/26/2015	13,510,496.29	3,176,527.02	276,019.86	2,053,823.03	267,592,394.86	53,696,221.55	9.50%

09/24/2015	12,304,388.84	3,002,735.74	275,019.86	2,053,823.03	281,694,620.79	53,337,510.04	9.35%

08/24/2015	10,738,813.13	2,448,828.82	274,519.86	2,053,823.03	296,435,581.74	52,984,745.83	9.14%

07/24/2015	10,365,917.87	2,368,266.30	273,769.86	2,053,823.03	310,517,447.47	52,384,604.65	9.10%

06/24/2015	10,043,685.54	2,303,077.47	259,751.11	2,053,823.03	328,046,355.75	51,842,921.06	8.70%

05/26/2015	9,482,044.87	2,045,576.50	94,501.11	2,053,823.03	343,120,464.57	51,246,655.45	8.61%

04/24/2015	9,403,565.28	2,030,888.01	94,251.11	2,053,823.03	356,608,676.80	50,701,232.98	8.71%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	12/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	12/24/2015

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivable Purchase and Sale Agreement

	03/31/2014	V8750701001	718,302.73

	10/31/2014	V8740624001	97,398.90

	10/31/2014	V8740624002	97,398.92

	10/31/2014	V8745622001	114,426.08

	10/31/2014	V8745622002	114,426.08

	10/31/2014	V8745622003	114,426.08

	10/31/2014	V8745622004	114,426.08

	10/31/2014	V8745622005	114,426.08

	10/31/2014	V8745622006	114,426.08

	10/31/2014	V8745622007	114,426.08

	10/31/2014	V8746087001	115,979.01

	10/31/2014	V8746089001	45,989.48

	10/31/2014	V8746089002	45,989.48

	10/31/2014	V8748401001	12,336.24

	10/31/2014	V8748402001	12,336.24

	10/31/2014	V8748404001	12,336.24

	10/31/2014	V8748405001	12,336.24

	10/31/2014	V8751254001	35,100.12

	10/31/2014	V8761167001	47,336.87

Cumulative Repurchase Amount			2,053,823.03

11

Aging Summary By Asset Type

GE Equipment Transportation, L.L.C., Series 2013-1

December 24, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	-	-	0.00%
1 to 30 Past Due	-	-	0.00%
31 to 60 Past Due	-	-	0.00%
61 to 90 Days Delinquent	-	-	0.00%
91 to 120 Days Delinquent	-	-	0.00%
121 to 150 Days Delinquent	-	-	0.00%
151 to 180 Days Delinquent	-	-	0.00%
181 Days Plus Delinquent	-	-	0.00%

Asset Aging Detail	Page 1 of 3	12/21/2015

Loss & Recovery Detail

GE Equipment Transportation, L.L.C., Series 2013-1

December 24, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	4,822,790.29	154
Net Charge Offs	3,689,226.24	154
Recoveries	375,601.45	20
Net Loss	3,313,624.79	154
Defaulted Receivable Balance	14,350,716.68	166

Current Period:
Gross Charge Offs	388,433.86	3
Net Charge Offs	376,258.84	2
Recoveries	7,532.06	3
Defaulted Receivable Balance	537,411.24	3

Average Aggregate Receivable Value:	484,513,743.47	6,745
Aggregate Net Loss Ratio:	0.68%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	30,332.01	35.09%
Average Net Charge Off	23,202.68	26.84%
Average Recovery	2,362.27	2.73%
Average Net Loss	20,840.41	24.11%

Average Receivable Value at the time of Loss or Default	86,450.10

Asset Loss and Recovery Detail	Page 2 of 3	12/21/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff -Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	12/21/2015